UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.

Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Equity Securities - 56.8%
Common Stock - 43.9%
Communications - 2.1%

15,000	Overstock.com, Inc. (a)	$229,800
671,368	UTStarcom Holdings Corp. (a)	1,389,732
		1,619,532
Consumer Discretionary - 8.7%

37,904	Sears Canada, Inc. (a)	93,244
491,608	Sears Holdings Corp. (a)	5,633,828
197,013	Sears Hometown and Outlet Stores, Inc. (a)	971,274
		6,698,346

Consumer Staples - 14.0%

211,319	Ascent Capital Group, Inc., Class A (a)	4,896,261
241,000	Valeant Pharmaceuticals International, Inc. (a)	5,916,550
		10,812,811
Financials - 2.3%
225,000	MBIA, Inc. (a)	1,752,750
Industrials - 3.4%
95,000	Chicago Bridge & Iron Co. NV	2,662,850
Materials - 13.4%
2,179,359	Resolute Forest Products, Inc. (a)	10,308,368

Total Common Stock (Cost $65,196,729)	33,854,657
Warrants - 12.9%		Exer. Price	Exp. Date
150,000	JPMorgan Chase & Co. (a)	$42.25	10/28/18	3,694,500
77,400	Wells Fargo & Co. (a)	34.01	10/28/18	965,952
377,430	Bank of America Corp. (a)	12.98	01/16/19	1,743,726
255,000	General Motors Co. (a)	18.33	07/10/19	3,559,800
Total Warrants (Cost $6,565,697)	9,963,978
Total Equity Securities (Cost $71,762,426)	43,818,635

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 24.4%
Syndicated Loan - 24.4%

$29,000,000	Exco Resources (Cost $17,078,886)	12.50%	10/19/20	$18,850,000

Total Investments - 81.2% (Cost $88,841,312)*	$62,668,635

Other Assets & Liabilities, Net – 18.8%	14,511,259
Net Assets – 100.0%	$77,179,894

(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6,764,196
Gross Unrealized Depreciation	(32,936,873)
Net Unrealized Depreciation	$(26,172,677)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$43,818,635
Level 2 - Other Significant Observable Inputs	18,850,000
Level 3 - Significant Unobservable Inputs	-
Total	$62,668,635

The Level 1 value displayed in this table includes Common Stock and Warrants and the Level 2 value displayed in this table is a Syndicated Loan. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Equity Securities - 1.5%
Common Stock - 1.5%
Materials - 1.5%
5,369	Centrus Energy Corp., Class A (a)	$21,476
47,613	Resolute Forest Products, Inc. (a)	225,209
		246,685

Total Common Stock (Cost $251,821)	246,685

Total Equity Securities (Cost $251,821)	246,685

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 69.1%
Corporate Convertible Bonds - 22.7%
Communications - 7.4%
$1,782,000	Rainmaker Entertainment, Inc. (b)	8.00%	03/31/17	1,222,455

Consumer Staples - 13.1%
3,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	2,167,500

Financials - 2.2%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	365,500

Total Corporate Convertible Bonds (Cost $4,669,068)	3,755,455

Corporate Non-Convertible Bonds - 32.0%
Consumer Staples - 14.6%

1,068,625	Avangardco Investments Public, Ltd. (c)	10.00	10/29/18	173,598
1,000,000	Mriya Agro Holding PLC (d)	9.45	04/19/18	95,200
4,896,812	Ukrlandfarm-ing PLC	10.88	03/26/18	1,456,802
800,000	Valeant Pharmaceuticals International, Inc. (e)	6.13	04/15/25	691,000
				2,416,600

Principal	Security Description	Rate	Maturity	Value

Energy - 9.8%
$2,500,000	Alpha Natural Resources, Inc. (b)(d)(e)	7.50%	08/01/20	$17,187
1,000,000	Alpha Natural Resources, Inc. (b)(d)(e)	7.50	08/01/20	6,250
189,000	EXCO Resources, Inc.	8.50	04/15/22	74,655
2,000,000	SandRidge Energy, Inc. (d)(e)	8.75	06/01/20	725,000
1,000,000	Westmoreland Coal Co. (e)	8.75	01/01/22	790,000
				1,613,092
Financials - 4.2%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	136,210
50,765	Sears Roebuck Acceptance Corp.	7.00	07/15/42	523,514
3,400	Sears Roebuck Acceptance Corp.	7.40	02/01/43	35,063
				694,787
Materials - 3.4%
1,218,337	Centrus Energy Corp. (c)	8.00	09/30/19	551,297
225,000	Sino-Forest Corp. (d)	6.25	10/21/17	563
400,000	Sino-Forest Corp. (d)	6.25	10/21/17	1,000
				552,860

Total Corporate Non-Convertible Bonds (Cost $10,621,997)	5,277,339

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Principal	Security Description	Rate	Maturity	Value

Syndicated Loans - 14.4%
$188,504	Dex Media West, Inc. (f)	8.00%	12/31/16	$79,113
3,000,000	Exco Resources	12.50	10/19/20	1,950,000
1,120,128	RH Donnelley, Inc. (f)	8.75	12/31/16	349,346

Total Syndicated Loans (Cost $2,503,654)	2,378,459

Total Fixed Income Securities (Cost $17,794,719)	11,411,253

Total Investments - 70.6% (Cost $18,046,540)*	$11,657,938

Other Assets & Liabilities, Net – 29.4%	4,854,069
Net Assets – 100.0%	$16,512,007

LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,245,892 or 7.5% of net assets.
(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,229,437 or 13.5% of net assets.
(f)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,098,194
Gross Unrealized Depreciation	(7,486,796)
Net Unrealized Depreciation	$(6,388,602)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Investments At Value

Common Stock	$246,685	$-	$-	$246,685
Corporate Convertible Bonds	-	2,533,000	1,222,455	3,755,455
Corporate Non-Convertible Bonds	-	5,253,902	23,437	5,277,339
Syndicated Loans	-	2,378,459	-	2,378,459
Total Investments At Value	$246,685	$10,165,361	$1,245,892	$11,657,938

CHOU INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Corporate Convertible Bonds
Balance as of 12/31/15	$2,601,720
Sales	(1,050,831)
Transfers in from Level 2	23,437
Realized Gain (Loss)	(46,912)
Change in Unrealized Appreciation / (Depreciation)	(281,522)
Balance as of 09/30/16	$1,245,892
Net change in unrealized appreciation/(depreciation) from investments held as of 09/30/16	$(798,084)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended September 30, 2016.
As of September 30, 2016, there was $23,437 transferred from Level 2 into Level 3 as a result of a change from vendor supplied valuations to fair valued prices.

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2016, are as follows:
Investments in Securities	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Input Values
Corporate Convertible Bonds	$1,222,455	Market Transaction	Discount	Discount to last market transaction based on company's announcement of impairment on its investment in Ratchet Productions, LLC.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	October 26, 2016

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	October 26, 2016